Equity (Details) - Schedule of accumulated other comprehensive income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accumulated Other Comprehensive Incomeloss [Abstract]
Accumulated foreign currency translation adjustments	$ (6,585)	$ 9,238
Accumulated unrealized gain on derivative instruments, net	26	26
Total other comprehensive income (loss)	$ (6,559)	$ 9,264